Component of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Bermuda	$ 0	$ 0	$ 0
Foreign	594	446	499
Current Income Tax Expense (Benefit), Total	594	446	499
Deferred
Bermuda	0	0	0
Foreign	1,179	(819)	1,449
Deferred Income Tax Expense (Benefit), Total	1,179	(819)	1,449
Income tax (expense) benefit	$ 1,773	$ (374)	$ 1,948